Eaton Vance

National Limited Maturity Municipal Income Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 88.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.7%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$3,000	$3,658,080

		$3,658,080

Education — 2.7%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$109,402
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/24	150	173,626
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/26	165	204,912
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/27	125	159,633
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/28	185	242,298
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/27	1,120	1,358,370
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	208,884
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	429,496
Houston Higher Education Finance Corp., TX, (St. John’s School), Prerefunded to 9/1/22, 5.00%, 9/1/25	1,000	1,078,600
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,424,840
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/28	1,800	2,345,310
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.), 5.00%, 4/1/25	175	202,209
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.), 5.00%, 4/1/26	180	213,460
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	511,605
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	526,905
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/31	1,795	2,285,986
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/28	530	561,530
University of California, 5.00%, 5/15/21	20	20,070

		$15,057,136

Electric Utilities — 4.9%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,257,530
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,474,224
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,371,272
Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,219,760
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,182,160
Long Island Power Authority, NY, Electric System Revenue, 0.858%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,012,900

Security	Principal Amount (000’s omitted)	Value
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	$2,000	$2,000,000
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,421,880

		$26,939,726

Escrowed/Prerefunded — 3.4%
Beaverton School District No. 48J, OR, Prerefunded to 6/15/24, 5.00%, 6/15/30	$1,150	$1,339,819
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	1,000	1,114,870
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	377,706
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,713,350
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/22, 5.00%, 6/1/36	1,830	1,953,489
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,266,800
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	975	1,043,318
Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,858,902

		$18,668,254

General Obligations — 17.6%
Auburn School District No. 408, WA, 3.00%, 12/1/36	$925	$1,071,316
Auburn School District No. 408, WA, 3.00%, 12/1/37	1,570	1,812,486
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,000	1,208,910
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,301,630
Bergen County Improvement Authority, NJ, (Valley Program Project), 4.00%, 3/1/32	1,100	1,354,595
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	680,123
Collin County Community College District, TX, 5.00%, 8/15/26	1,000	1,258,300
Connecticut, 3.00%, 1/15/32(2)	2,500	2,892,500
Connecticut, 4.00%, 1/15/26(2)	1,000	1,172,790
Connecticut, 4.00%, 6/1/32	700	874,916
Cook County School District No. 63, IL, 5.00%, 12/1/28	2,595	3,343,346
Cook County School District No. 63, IL, 5.00%, 12/1/29	2,725	3,497,674
Dane County, WI, 2.00%, 4/1/28	1,000	1,085,240
Dane County, WI, 2.00%, 4/1/29	245	264,304
Dane County, WI, 2.00%, 4/1/30	645	690,847
Delaware Valley Regional Finance Authority, PA, 0.62%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	4,900	4,895,100
Detroit, MI, 5.00%, 4/1/21	305	307,577
Detroit, MI, 5.00%, 4/1/22	130	134,978
Detroit, MI, 5.00%, 4/1/23	135	142,683
Detroit, MI, 5.00%, 4/1/24	150	160,661
Detroit, MI, 5.00%, 4/1/25	150	163,257
District of Columbia, 5.00%, 10/15/32	2,490	3,310,455
East Haddam, CT, 3.00%, 12/1/33	250	283,205
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,077,840
Guilford, CT, 4.00%, 8/1/32	250	318,333
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,652,811

Security	Principal Amount (000’s omitted)	Value
Illinois, 3.25%, 11/1/26	$960	$987,725
Illinois, 4.00%, 6/1/33	2,500	2,652,325
Illinois, 5.00%, 2/1/23	5,000	5,359,450
Illinois, 5.00%, 11/1/24	1,100	1,206,777
Illinois, 5.00%, 2/1/25	4,000	4,497,600
Illinois, 5.00%, 11/1/26	5,000	5,655,850
Illinois, 5.50%, 5/1/30	500	624,120
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	470,673
Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	3,841,415
Millcreek Township School District, PA, 5.00%, 9/15/25	500	560,375
New York, NY, 5.00%, 8/1/24	2,000	2,290,500
Ocean City, NJ, 2.00%, 10/15/31	3,300	3,463,515
Ocean City, NJ, 2.00%, 10/15/32	3,065	3,190,297
Ocean City, NJ, 2.25%, 9/15/32	1,395	1,462,853
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,254,337
Piscataway Township, NJ, 3.00%, 10/15/29	1,755	2,053,736
Pittsburgh, PA, Prerefunded to 9/1/22, 5.00%, 9/1/26	1,000	1,080,340
Portland Community College District, OR, 5.00%, 6/15/28	1,000	1,241,450
Portland Community College District, OR, 5.00%, 6/15/29	2,500	3,093,000
Princeton, NJ, 2.00%, 12/15/30	1,065	1,148,038
Princeton, NJ, 2.00%, 12/15/31	1,065	1,140,242
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	12,881,071
Salem-Keizer School District No. 24J, OR, 5.00%, 6/15/27	1,150	1,481,119

		$97,592,685

Hospital — 7.0%
Batesville Public Facilities Board, AR, (White River Health System, Inc.), 5.00%, 6/1/22	$595	$620,198
Batesville Public Facilities Board, AR, (White River Health System, Inc.), 5.00%, 6/1/23	795	848,464
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/24	200	217,286
Berks County Municipal Authority, PA, (Tower Health), 5.00%, 2/1/24	500	535,190
Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/27 (Put Date), 2/1/40	3,000	3,339,780
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,126,540
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	308,616
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	196,859
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 5.00%, 8/1/30	1,010	1,310,404
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/27	200	252,170
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/28	250	322,168
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/34	1,150	1,440,570
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	716,677
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	545,617
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	370,126
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,619,444
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,441,150
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	510,471
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,098,160

Security	Principal Amount (000’s omitted)	Value
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	$500	$571,855
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	1,500	1,855,605
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/28	500	642,330
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	4,000	5,073,480
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(3)	1,500	1,829,745
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/27(3)	1,200	1,472,760
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,126,410
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	944,878
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,932,781
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00% to 10/1/25 (Put Date), 12/1/48	1,500	1,793,655
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	533,965
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	275,548
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	306,295
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	948,793
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,415,300

		$38,543,290

Housing — 0.5%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$65	$65,194
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	350,528
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	361,395
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/32	365	412,633
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/33	300	337,254
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	567,810
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	495	495,495
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000

		$2,685,309

Industrial Development Revenue — 3.6%
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	$1,880	$2,143,407
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(3)	860	887,984
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(3)	435	447,602
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,330,900
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,094,110

Security	Principal Amount (000’s omitted)	Value
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	$6,165	$6,649,322
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,488,600

		$20,041,925

Insured-Education — 1.7%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$540,955
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,069,388
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,521,212
Northern Illinois University, (BAM), 5.00%, 4/1/30	850	1,103,317

		$9,234,872

Insured-Electric Utilities — 0.9%
Brownsville, TX, Utility System Revenue, (AGM), 5.00%, 9/1/28	$450	$586,669
Brownsville, TX, Utility System Revenue, (AGM), 5.00%, 9/1/29	875	1,165,404
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	1,125	1,254,712
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,356,432
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	160	161,872
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/24	115	116,346
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	300	303,510

		$4,944,945

Insured-Escrowed/Prerefunded — 0.4%
Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/23	$875	$957,407
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,077,440

		$2,034,847

Insured-General Obligations — 10.5%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$303,398
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	125	136,668
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,855,079
Cambria County, PA, (AGM), 4.00%, 8/1/33	500	575,105
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,085	1,112,982
Cambria County, PA, (BAM), 5.00%, 8/1/22	1,850	1,979,296
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	467,352
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,564,840
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,079,043
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	671,069
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,777,878
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,436,007
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,016,967
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,165	1,306,641
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,324,150
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,020,180
Puerto Rico, (AGM), 5.25%, 7/1/24	500	509,745
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	240	246,142
Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,842,441
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,022,530
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,988,690
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	1,183,937
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,938,300

Security	Principal Amount (000’s omitted)	Value
West Virginia, (NPFG), 0.00%, 11/1/21	$4,275	$4,267,989
Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	731,445

		$58,357,874

Insured-Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$298,025
Massachusetts Development Finance Agency, (Wellforce), (AGM), 5.00%, 10/1/26	360	445,288
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	365	364,551

		$1,107,864

Insured-Special Tax Revenue — 2.6%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,258,460
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,806,240
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,109,050
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,077,960

		$14,251,710

Insured-Water and Sewer — 1.3%
Calexico Financing Authority, CA, Water Revenue, (AGM), 4.00%, 11/1/28	$200	$244,118
Calexico Financing Authority, CA, Water Revenue, (AGM), 4.00%, 11/1/29	205	253,368
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,579,800
Pittsburgh Water and Sewer Authority, PA, (AGM), 0.74%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	500	501,330
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.00%, 9/1/30	450	614,583

		$7,193,199

Lease Revenue/Certificates of Participation — 3.1%
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$316,635
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	314,695
California State Public Works Board, 5.00%, 11/1/26	2,725	3,080,013
Florida Department of Transportation Financing Corp., 3.00%, 7/1/32(2)	2,600	3,056,092
Florida Department of Transportation Financing Corp., 3.00%, 7/1/33(2)	975	1,139,492
Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/32	3,060	3,608,536
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	503,595
New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/28	5,000	5,392,900

		$17,411,958

Other Revenue — 2.3%
Black Belt Energy Gas District, AL, 0.46%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$4,918,000
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,126,960
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	216,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(3)	1,035	1,180,738
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.964%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	2,008,480
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	791,265
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	220	220,306
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	738,896

Security	Principal Amount (000’s omitted)	Value
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	$590	$668,092
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,174,450

		$13,043,187

Senior Living/Life Care — 3.3%
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$1,775	$1,913,237
Howard County, MD, (Vantage House), 5.00%, 4/1/21	90	90,354
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.458%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	1,300	1,300,156
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	675	686,921
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	575,839
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	757,579
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	480	527,832
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	2,248,771
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,386,503
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,398,575
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,478,294
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,199,000
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(3)	3,420	3,465,554

		$18,028,615

Special Tax Revenue — 6.9%
Baltimore, MD, (Harbor Point), 3.05%, 6/1/28(3)	$190	$192,265
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(3)	200	202,956
Baltimore, MD, (Harbor Point), 3.20%, 6/1/30(3)	200	202,434
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	2,000	1,961,920
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/34	1,010	1,063,025
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,109,768
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	618,576
Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	870,750
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,634,125
Michigan Trunk Line, 5.00%, 11/15/23	600	624,498
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,144,330
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,079,000
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,559,250
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(4)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	345	345,900
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/24	1,405	1,601,152
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/25	1,470	1,736,584
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/26	1,545	1,885,842
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,171,944
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	576,218

Security	Principal Amount (000’s omitted)	Value
Saint Clair County Highway Revenue, IL, Escrowed to Maturity, 4.00%, 1/1/23	$310	$333,693
Saint Clair County Highway Revenue, IL, Prerefunded to 1/1/23, 4.00%, 1/1/24	360	387,515
Sales Tax Securitization Corp., IL, Series 2018C, 5.00%, 1/1/29	1,525	1,929,201
Sales Tax Securitization Corp., IL, Series 2020A, 5.00%, 1/1/29	500	632,525
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,050,130
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	276	165,344
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), Prerefunded to 7/1/23, 5.00%, 7/1/25	2,815	3,149,535
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	1,830	1,863,910

		$38,092,390

Student Loan — 1.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/22	$125	$134,114
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/23	230	254,113
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	300	339,618
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	4,295	4,411,566
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,148,880

		$6,288,291

Transportation — 10.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), Prerefunded to 1/1/22, 5.00%, 1/1/26	$840	$878,438
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), Prerefunded to 1/1/22, 5.00%, 1/1/28	520	543,795
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	3,833,667
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	500,000
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	4,168,710
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	1,020	1,020,000
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	861,160
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,411,293
Chicago, IL, (O’Hare International Airport), (AMT), Prerefunded to 1/1/22, 5.00%, 1/1/30	3,000	3,137,280
Georgia State Road and Tollway Authority, 5.00%, 6/1/31	1,000	1,363,430
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,608,848
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	4,906,702
Hawaii, Harbor System Revenue, (AMT), 5.00%, 7/1/25	375	446,340
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	545,221
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,982,700
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,045,610
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,469,612
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/31	1,000	1,336,020
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/32	1,000	1,326,360
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.29%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	4,000	4,003,280
New York Thruway Authority, 5.00%, 1/1/30	2,340	2,739,157
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 5.00%, 12/1/24	1,000	1,162,470
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/24	1,250	1,442,113

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	$1,000	$1,079,180
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	959,456
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	2,850	3,605,193
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,090,840
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,019,950
Port of New Orleans, LA, (AMT), 5.00%, 4/1/26	485	577,325
Port of New Orleans, LA, (AMT), 5.00%, 4/1/27	505	614,009
Port of New Orleans, LA, (AMT), 5.00%, 4/1/28	485	600,061
Port of New Orleans, LA, (AMT), 5.00%, 4/1/29	515	647,072
Port of Seattle, WA, (AMT), 5.00%, 4/1/31	4,000	5,080,960
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	155	167,518
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	395	462,071

		$59,635,841

Water and Sewer — 2.8%
Baltimore, MD, (Water Projects), 5.00%, 7/1/32	$410	$559,367
Baltimore, MD, (Water Projects), 5.00%, 7/1/33	305	413,867
Baltimore, MD, (Water Projects), 5.00%, 7/1/34	600	811,854
Baltimore, MD, (Water Projects), 5.00%, 7/1/35	450	607,316
Baltimore, MD, (Water Projects), 5.00%, 7/1/36	850	1,143,012
Chicago, IL, Water Revenue, 5.00%, 11/1/22	1,000	1,075,440
Great Lakes Water Authority, MI, 5.00%, 7/1/24	150	173,967
Great Lakes Water Authority, MI, 5.00%, 7/1/25	100	119,956
Great Lakes Water Authority, MI, 5.00%, 7/1/26	300	370,005
Great Lakes Water Authority, MI, 5.00%, 7/1/27	300	380,064
Great Lakes Water Authority, MI, 5.00%, 7/1/28	220	285,536
Great Lakes Water Authority, MI, 5.00%, 7/1/29	460	610,167
Hollywood, FL, Water and Sewer Revenue, 5.00%, 10/1/30	290	399,031
Hollywood, FL, Water and Sewer Revenue, 5.00%, 10/1/31	325	443,797
Hollywood, FL, Water and Sewer Revenue, 5.00%, 10/1/32	575	780,114
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,079,430
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/32	3,000	4,052,280
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/32	500	633,040
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/33	500	626,200
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,234,550

		$15,798,993

Total Tax-Exempt Municipal Securities — 88.3% (identified cost $467,007,128)		$488,610,991

Taxable Municipal Securities — 3.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
California Infrastructure and Economic Development Bank, (State Revolving Fund), 1.836%, 10/1/31	$1,000	$1,026,520

		$1,026,520

Escrowed/Prerefunded — 0.7%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$3,675	$3,954,520

		$3,954,520

General Obligations — 0.9%
Alma School District No. 30, AR, 1.875%, 8/1/35(2)	$405	$406,705
Chicago, IL, 7.75%, 1/1/42	2,650	2,874,853
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 1.827%, 2/1/22	300	301,023
Jarrell Independent School District, TX, (PSF Guaranteed), 2.00%, 8/15/37(2)	1,000	1,017,700
Mill Valley School District, CA, 1.30%, 8/1/22	155	156,426

		$4,756,707

Hospital — 0.3%
Middleburg Heights, OH, (Southwest General Health Center), 1.899%, 8/1/21	$465	$467,716
Middleburg Heights, OH, (Southwest General Health Center), 1.949%, 8/1/22	500	508,615
Middleburg Heights, OH, (Southwest General Health Center), 2.025%, 8/1/23	615	632,607

		$1,608,938

Senior Living/Life Care — 0.9%
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.33%, 11/15/21	$495	$496,441
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.38%, 11/15/22	360	362,113
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.60%, 11/15/24	4,000	4,055,320

		$4,913,874

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,156,331

		$1,156,331

Water and Sewer — 0.5%
Honolulu City and County, HI, Wastewater System Revenue, 1.623%, 7/1/31	$3,000	$3,042,210

		$3,042,210

Security	Value
Total Taxable Municipal Securities — 3.7% (identified cost $19,909,829)	$20,459,100

Total Investments — 92.0% (identified cost $486,916,957)	$509,070,091

Other Assets, Less Liabilities — 8.0%	$44,101,243

Net Assets — 100.0%	$553,171,334

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	11.9%
Others, representing less than 10% individually	80.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 19.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 7.9% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2020.

(2)	When-issued security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $12,520,940 or 2.3% of the Fund’s net assets.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$488,610,991	$—	$488,610,991
Taxable Municipal Securities	—	20,459,100	—	20,459,100
Total Investments	$—	$509,070,091	$—	$509,070,091

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.